UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		January 30, 2004
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:   $98,945
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc.        COM              00751Y106     4371 53700.000SH       SOLE                16375.000         37325.000
Altria Group, Inc.             COM              02209s103      220 4044.000 SH       SOLE                                   4044.000
Amerigas Partners LP           COM              030975106      225 8025.000 SH       SOLE                                   8025.000
Amgen, Inc.                    COM              031162100     1889 30573.000SH       SOLE                 8382.000         22191.000
Anadarko Petroleum Corp.       COM              032511107     3993 78275.000SH       SOLE                24750.000         53525.000
Anthem Inc.                    COM              03674b104     3034 40455.000SH       SOLE                14775.000         25680.000
Autozone Inc.                  COM              053332102      285 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      358 5300.000 SH       SOLE                 3600.000          1700.000
BB & T Corp.                   COM              054937107      388 10047.562SH       SOLE                 1875.000          8172.562
Bank of America                COM              060505104      335 4162.476 SH       SOLE                  800.000          3362.476
Blockbuster, Inc.              COM              093679108      943 52550.000SH       SOLE                19175.000         33375.000
Bristol Myers Squibb Co.       COM              110122108      332 11623.000SH       SOLE                  950.000         10673.000
CBL & Assoc. Properties        COM              124830100      205 3625.000 SH       SOLE                 1175.000          2450.000
Cal Dive International         COM              127914109      510 21150.000SH       SOLE                 5000.000         16150.000
Cerner Corp.                   COM              156782104      550 14525.000SH       SOLE                 7975.000          6550.000
Chesapeake Energy Corp.        COM              165167107     4574 336825.000SH      SOLE               136750.000        200075.000
Citigroup Inc.                 COM              172967101      330 6797.139 SH       SOLE                  649.000          6148.138
Colgate Palmolive Co.          COM              194162103     1955 39051.045SH       SOLE                13675.000         25376.045
Commerce Bancorp Inc. NJ       COM              200519106      868 16475.000SH       SOLE                 5275.000         11200.000
Constellation Brands, Inc.     COM              21036P108      226 6875.000 SH       SOLE                 2300.000          4575.000
Developers Diversified         COM              251591103      341 10170.000SH       SOLE                 2481.000          7689.000
Devon Energy Corp.             COM              25179m103      907 15845.000SH       SOLE                 4242.000         11603.000
Duquesne Light Holdings        COM              266233105      195 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      208 3220.000 SH       SOLE                 1375.000          1845.000
Enterprise Products Partners L COM              293792107     1830 74528.219SH       SOLE                16525.000         58003.219
Equity Inns Inc.               COM              294703103      613 67762.000SH       SOLE                25750.000         42012.000
Exxon Mobil Corp.              COM              30231g102      325 7917.999 SH       SOLE                                   7917.999
Fulton Financial Corp.         COM              360271100      812 37056.000SH       SOLE                 8820.000         28236.000
Gallagher Arthur J. & Co.      COM              363576109     1456 44805.000SH       SOLE                15650.000         29155.000
General Electric Co.           COM              369604103     1366 44086.285SH       SOLE                11500.000         32586.285
Glimcher Realty Trust          COM              379302102      767 34275.000SH       SOLE                15100.000         19175.000
Gulfterra Energy Partners LP   COM              40274U108      388 9145.000 SH       SOLE                  625.000          8520.000
Health Care Property Investors COM              421915109      368 7250.000 SH       SOLE                                   7250.000
Int'l Business Machines        COM              459200101      246 2649.000 SH       SOLE                                   2649.000
Int'l. Game Technology         COM              459902102      236 6600.000 SH       SOLE                 1200.000          5400.000
Intel Corp.                    COM              458140100      289 9020.481 SH       SOLE                                   9020.481
Istar Financial Inc.           COM              45031u101      685 17600.000SH       SOLE                10000.000          7600.000
Johnson & Johnson              COM              478160104      868 16793.251SH       SOLE                 3350.000         13443.251
Kerr-McGee Corp                COM              492386107     3419 73544.000SH       SOLE                20925.000         52619.000
Kinder Morgan Energy Partners  COM              494550106     3239 65730.000SH       SOLE                28425.000         37305.000
Laboratory Corp. of America    COM              50540R409     4619 125000.000SH      SOLE                31800.000         93200.000
Liberty Media Corp. Ser. A     COM              530718105     3551 298643.000SH      SOLE               100250.000        198393.000
Magellan Midstream Partners LP COM              559080106      489 9770.655 SH       SOLE                  600.000          9170.655
Maverick Tube Corp.            COM              577914104      203 10550.000SH       SOLE                 4075.000          6475.000
Microsoft Corp.                COM              594918104      414 15134.961SH       SOLE                  900.000         14234.961
Mid America Apartment Communit COM              59522j103      204 6085.041 SH       SOLE                 2200.000          3885.041
National Commerce Financial    COM              63545P104      243 8900.000 SH       SOLE                 5050.000          3850.000
Pactiv Corp.                   COM              695257105     4120 172375.000SH      SOLE                61375.000        111000.000
Patriot Bank Corp.             COM              70335p103      318 11111.000SH       SOLE                                  11111.000
Penn Virginia Corp.            COM              707882106      887 15945.000SH       SOLE                10200.000          5745.000
Pennsylvania Real Estate       COM              709102107     3053 84094.999SH       SOLE                24701.000         59393.999
Pfizer, Inc.                   COM              717081103     7447 210774.984SH      SOLE                78034.000        132740.984
Quest Diagnostics, Inc.        COM              74834L100     4546 62185.000SH       SOLE                19325.000         42860.000
RCN Corp.                      COM              749361101        7 10000.000SH       SOLE                                  10000.000
Resource America Inc.          COM              761195205      926 61747.000SH       SOLE                15714.000         46033.000
SBC Communications, Inc.       COM              78387G103      208 7970.466 SH       SOLE                                   7970.466
Shire Pharmaceuticals ADR      COM              82481r106      847 29140.001SH       SOLE                 8566.000         20574.001
Sovereign Bancorp, Inc.        COM              845905108     3179 133847.000SH      SOLE                55525.000         78322.000
Steris Corp.                   COM              859152100     2484 109925.000SH      SOLE                37375.000         72550.000
TCF Financial Corp.            COM              872275102      370 7200.000 SH       SOLE                  500.000          6700.000
Trustco Bank Corp. NY          COM              898349105      229 17400.000SH       SOLE                 7150.000         10250.000
Valero Energy                  COM              91913Y100     2218 47865.000SH       SOLE                15350.000         32515.000
Washington Mutual              COM              939322103     6042 150607.561SH      SOLE                50956.000         99651.561
Well Point Health Networks     COM              94973h108     2361 24345.000SH       SOLE                 5175.000         19170.000
XTO Energy Inc.                COM              98385x106     5833 206110.000SH      SOLE                63800.000        142310.000